Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000222147
Shareholder Report [Line Items]
Fund Name	CCT Thematic Equity Fund
Class Name	Institutional Shares
Trading Symbol	THMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.
Additional Information Phone Number	888-228-0002
Additional Information Website	https://funddocs.filepoint.com/chevychase/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Our thematic approach and disciplined research process allow us to identify companies exposed to secular tailwinds with positive expected return potential.

The Fund’s largest active exposure was a meaningful underweight to Information Technology which reflects our outlook for large cap technology stocks. Many of these are fantastic franchises with high barriers to entry and enormous cash flows, but valuations are stretched and they face challenging growth expectations. The other largest active exposure was an overweight to Energy which comes through our End of Disinflationary Tailwinds theme.

We believe a new era is emerging. Investments that did best in the ultra-low-interest rate environment – large-cap tech, private equity, parts of real estate – are unlikely to lead. We think it’s prudent to redeploy capital in areas like European equities and global commodities, which have been starved of capital for some time.

For years, investors have shunned commodities, while companies have underinvested in infrastructure. We see compelling opportunities in well-managed companies in the energy ecosystem and in metals and mining that are positioned to participate in an essential capex cycle.

We view the Eurozone as a coiled spring, with potential for impressive growth. European equities are trading at a greater than usual discount to U.S. stocks. Recent data suggest the economic recovery has begun. Declining inflation has led to positive real wage growth, and consumer confidence is rebounding. We expect European consumer spending to rise, bolstering the economy.

While our themes are intended to be multi-year, we adjust positioning to respond to the macroeconomic environment. We increased the weight of Opportunities Abound Abroad. Since launching this theme in 2Q23, it has grown to be the largest. We believe Europe is recovering and underappreciated. We see reasons for optimism, including support for European integration, pushback on regulatory impediments to growth, the energy crisis appears to be over, inflation is lower, and interest rates are falling. We refocused Converging Consumer to Post-Pandemic Consumer. The pandemic ushered in work from home, potentially the biggest change to work arrangements in decades. Working from home has had a profound impact on consumption patterns that we expect will endure. We pared back Age of Heterogenous Computing, which includes AI-related stocks. While AI euphoria shows no signs of abating, it is not clear that there will be sufficient uses for AI to justify the capital expenditures underway. Even if uses emerge, it’s unclear whether AI service providers will be able to maintain pricing and profitability.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCT Thematic Equity Fund, Institutional Shares - $31126744	MSCI ACWI Index (Net) (USD) - $30675737
Sep/20	$20000000	$20000000
Jul/21	$27350985	$25936191
Jul/22	$24149173	$23217045
Jul/23	$26649142	$26214413
Jul/24	$31126744	$30675737

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
CCT Thematic Equity Fund, Institutional Shares	16.80%	12.22%
MSCI ACWI Index (Net) (USD)	17.02%	11.80%

AssetsNet	$ 75,557,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 119
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,557	48	$119	31%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Israel	1.4%
Hong Kong	1.6%
Netherlands	1.7%
Sweden	1.9%
Belgium	2.0%
Canada	3.0%
Spain	3.3%
France	4.3%
United Kingdom	5.2%
Switzerland	7.4%
Japan	7.4%
United States	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cognex	3.7%
Regeneron Pharmaceuticals	3.6%
Shell PLC ADR	3.4%
ABB ADR	3.3%
Cadence Design Systems	3.1%
Amazon.com	3.0%
Franco-Nevada	3.0%
Goldman Sachs Group	2.8%
NVIDIA	2.7%
American Electric Power	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-228-0002
Updated Prospectus Web Address	https://funddocs.filepoint.com/chevychase/